CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data	Capital Stock [Member]	Contributed Surplus [Member]	Deficit [Member]	AOCL [Member]	Non-Controlling Interest [Member]	Total
Balance at Feb. 28, 2013	$ 179,429	$ 6,047	$ (120,263)	$ (9,682)	$ 16	$ 55,547
Balance, shares at Feb. 28, 2013	38,048,297
Stock-based compensation		1,278				1,278
Exercise of stock options	595	(208)				387
Exercise of stock options, shares	313,914					313,914
Public offering	16,671					16,671
Public offering, shares	11,910,000
Exercise of warrants	1,830					1,830
Exercise of warrants, shares	7,700,009
Other	68	1				69
Other, shares	36,526
Net (Loss) / Income			(34,242)		(97)	(34,339)
Balance at Feb. 28, 2014	198,593	7,118	(154,505)	(9,682)	(81)	41,443
Balance, shares at Feb. 28, 2014	58,008,746
Stock-based compensation		1,270				1,270
Public offering	21,631					21,631
Public offering, shares	15,927,500
Exercise of warrants	664					664
Exercise of warrants, shares	1,301,057
Other	64		104	64		232
Other, shares	53,515
Other comprehensive loss					164	164
Net (Loss) / Income			(21,520)		884	(20,636)
Balance at Feb. 28, 2015	$ 220,952	$ 8,388	$ (175,921)	$ (9,618)	$ 967	$ 44,768
Balance, shares at Feb. 28, 2015	75,290,818